INVESTMENTS INVESTMENTS (LOANS) (Details)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Mortgage Loans on Real Estate [Line Items]
Mortgage loans on real estate	$ 17,000,000	$ 17,000,000
Mortgage loans on real estate, percentage of invested assets	1.00%
Valuation allowances balance	$ 0	0	$ 0
Commercial Real Estate Portfolio Segment
Mortgage Loans on Real Estate [Line Items]
Mortgage loans on real estate		$ 17,000,000
Commercial Real Estate Portfolio Segment | Greater than 2.0x
Mortgage Loans on Real Estate [Line Items]
Mortgage loans on real estate	$ 17,000,000
Minimum
Mortgage Loans on Real Estate [Line Items]
Debt covenant, loan to value ratio	0
Maximum
Mortgage Loans on Real Estate [Line Items]
Debt covenant, loan to value ratio	0.5